Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of assets acquired and liabilities assumed and allocation of consideration
The following table presents the fair value of the assets acquired and liabilities assumed in the acquisition of Deseret as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$1,360
Prepaid expenses and other current assets	137
Inventories, net	807
Property, plant and equipment, net	1,692
Right-of-use assets	406
Other assets	57
Licenses	10,620
Trade name	890
Non-compete agreements	230
Goodwill	7,002
Deferred tax liabilities	(3,339)
Liabilities assumed	(5,242)
Net assets acquired	$14,620

Consideration paid in cash	$2,067
Deferred consideration classified as a liability	12,553
Total consideration	$14,620

Cash outflow, net of cash acquired	$707
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$18,821
Accounts receivable, net	804
Prepaid expenses and other current assets	381
Inventories, net	3,694
Property, plant and equipment, net	5,225
Right-of-use assets	14,265
Other assets	122
Licenses	174,770
Trade name	2,230
Non-compete agreements	1,260
Goodwill	60,680
Deferred tax liabilities	(42,713)
Liabilities assumed	(25,315)
Net assets acquired	$214,224

Consideration paid in cash, net of working capital adjustments	$68,791
Note payable	145,433
Total consideration	$214,224

Cash outflow, net of cash acquired	$49,970
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$45
Accounts receivable, net	139
Prepaid expenses and other current assets	36
Other assets	40
Licenses	17,181
Deferred tax liabilities	(3,264)
Liabilities assumed	(5,417)
Net assets acquired	$8,760

Consideration paid in cash	$6,689
Contingent consideration payable	2,071
Total consideration	$8,760

Cash outflow, net of cash acquired	$6,644
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Accounts receivable, net	$2
Inventories, net	185
Licenses	21,448
Deferred tax liabilities	(5,555)
Liabilities assumed	(3,318)
Net assets acquired	$12,762

Consideration paid in cash, net of working capital adjustments	$9,927
Equity consideration	835
Deferred consideration classified as a liability	2,000
Total consideration	$12,762

Cash outflow	$9,927
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date:

Cash	$5,498
Accounts receivable, net	176
Prepaid expenses and other current assets	176
Inventories, net	2,605
Property, plant and equipment, net	2,105
Right-of-use assets	1,420
Other assets	114
Liabilities assumed	(9,712)
Gain on change in control	$2,382
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$58
Accounts receivable, net	9
Prepaid expenses and other current assets	56
Inventories, net	379
Property, plant and equipment, net	358
Right-of-use assets	1,611
Licenses	5,803
Deferred tax liabilities	(348)
Liabilities assumed	(1,892)
Net assets acquired	$6,034

Consideration paid in cash, net of working capital adjustments	$6,034

Cash outflow, net of cash acquired	$5,976
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$7
Accounts receivable, net	964
Prepaid expenses and other current assets	311
Inventories, net	1,004
Property, plant and equipment, net	768
Right-of-use assets	437
Other assets	55
Licenses	24,790
Trade name	4,133
Goodwill	13,064
Deferred tax liabilities	(9,484)
Liabilities assumed	(3,753)
Net assets acquired	$32,296

Consideration paid in cash	$9,899
Equity consideration	3,458
Contingent consideration payable	4,406
Non-controlling interest	14,533
Total consideration	$32,296

Cash outflow, net of cash acquired	$9,892
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$5,428
Accounts receivable, net	958
Prepaid expenses and other current assets	988
Inventories, net	24,030
Property, plant and equipment, net	21,538
Right-of-use assets	47,957
Other assets	4,264
Licenses	73,330
Trade name	3,270
Non-compete agreements	1,750
Goodwill	38,155
Deferred tax liabilities	(2,831)
Liabilities assumed	(57,679)
Net assets acquired	$161,158

Cash consideration, net of working capital adjustments	$24,248
Equity consideration	11,666
Deferred consideration classified as a liability	56,730
Deferred consideration classified as equity	59,289
Contingent consideration payable	9,225
Total consideration	$161,158

Cash outflow, net of cash acquired	$18,820

Schedule of changes in the contingent consideration account balance
The changes in the contingent consideration liability as of December 31, 2023 and 2022 are as follows:

	HMS(1)	MEOT	EMMAC(2)	Los Sueños	Sapphire	Four20	Tryke	Total
Carrying amount, December 31, 2021	$—	$44	$35,260	$2,690	$—	$—	$—	$37,994
Contingent consideration recognized on acquisition	—	—	—	—	2,071	4,406	9,225	15,702
Payments of contingent consideration	—	—	(8,744)	—	—	—	—	(8,744)
Revaluation of contingent consideration	1,854	—	(4,714)	(2,690)	2,038	—	(915)	(4,427)
Difference in exchange	—	—	(3,309)	—	(214)	284	—	(3,239)
Loss on contingent consideration not paid	—	(44)	(8,132)	—	—	—	—	(8,176)
Carrying amount, December 31, 2022	1,854	—	10,361	—	3,895	4,690	8,310	29,110
Payments of contingent consideration	(1,854)	—	(4,529)	—	(4,112)	(3,414)	—	(13,909)
Revaluation of contingent consideration	—	—	(1,729)	—	—	1,163	989	423
Difference in exchange	—	—	621	—	217	163	—	1,001
Carrying amount, December 31, 2023	—	—	4,724	—	—	2,602	9,299	16,625
Less: Current contingent consideration liability	—	—	—	—	—	(2,602)	(9,299)	(11,901)
Contingent consideration liability	$—	$—	$4,724	$—	$—	$—	$—	$4,724

(1) The Company completed its acquisition of the rights to the assets of HMS Health, LLC in May 2021.
(2) Curaleaf International completed its acquisition of EMMAC Life Sciences Limited (“EMMAC”) in April 2021.

Schedule of deferred consideration liability
The changes in the deferred consideration liability as of December 31, 2023 and 2022 are as follows:

	Deseret	Tryke	NRPC	Total
Carrying amount, December 31, 2021	$—	$—	$—	$—
Deferred consideration recognized on acquisition	—	58,365	2,000	60,365
Interest expense on deferred consideration	—	935	—	935
Carrying amount, December 31, 2022	—	59,300	2,000	61,300
Deferred consideration recognized on acquisition	12,553	—	—	12,553
Interest expense on deferred consideration	—	9,710	—	9,710
Change in fair value on deferred consideration paid	(2,637)	—	—	(2,637)
Payments of deferred consideration	(9,916)	(27,358)	—	(37,274)
Carrying amount, December 31, 2023	—	41,652	2,000	43,652
Less: Deferred consideration liability - current	—	22,342	—	22,342
Deferred consideration liability	$—	$19,310	$2,000	$21,310